Investments (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Investments
Investments consist of the following:

	As at
	March 31,	March 31,
	2023	2022
Investments in marketable securities and mutual funds	$167,844	$263,013
Investment in fixed deposits	9,196	41,827

Total	$177,040	$304,840

	As at
	March 31, 2023	March 31, 2022
Current investments	$101,092	$211,398
Non-current investments	75,948	93,442

Total	$177,040	$304,840